Cover	Jun. 20, 2024
Cover [Abstract]
Entity Registrant Name	BK Technologies Corporation
Entity Central Index Key	0000002186
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 20, 2024
Entity File Number	001-32644
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4064262
Entity Address Address Line 1	7100 Technology Drive
Entity Address City Or Town	West Melbourne
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32904
City Area Code	321
Local Phone Number	984-1414
Security 12b Title	Common Stock, par value $0.60 per share
Trading Symbol	BKTI
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false